Significant accounting policies - Share-Based Payments (Details)	12 Months Ended
Mar. 28, 2021 type
Disclosure of terms and conditions of share-based payment arrangement [line items]
Types of stock options	2
Service-Vested Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years